Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 117,525,395.85
Previously Paid Amount	0.00
Total Fee Amount	16,230.26
Total Offset Amount	0.00
Net Fee	$ 16,230.26
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A